Financial Instruments - Summary of Long Term Notes Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 9,303	$ 9,266	[1]	$ 9,009
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6,203	5,766
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4	5
Notes payable [member] | CEMEX SAB de CV November 2029 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.45%
Long term borrowings	$ 992
Notes payable [member] | CEMEX SAB de CV November 2029 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 16, 2016
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.75%
Maturity date	Apr. 16, 2026
Long term borrowings	$ 996	996
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX SAB de CV March 2026 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 400
Rate	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 446
Notes payable [member] | CEMEX SAB de CV March 2026 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 449
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 02, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%
Maturity date	Jul. 21, 2025
Long term borrowings	$ 154	155
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 150
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 750
Rate	6.125%
Maturity date	May 05, 2025
Long term borrowings	$ 748	748
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 750
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,100
Rate	5.70%
Maturity date	Jan. 11, 2025
Repurchased amount	$ (29)
Long term borrowings	1,069	1,068
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,071
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Dec. 05, 2017
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 650
Rate	2.75%
Maturity date	Dec. 05, 2024
Long term borrowings	$ 726	742
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 729
Notes payable [member] | CEMEX Finance LLC June 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 14, 2016
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount	$ 400
Rate	4.625%
Maturity date	Jun. 15, 2024
Long term borrowings	$ 447	456
Notes payable [member] | CEMEX Finance LLC June 2024 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 449
Notes payable [member] | CEMEX Finance LLC April 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount	$ 1,000
Rate	6.00%
Maturity date	Apr. 01, 2024
Repurchased amount	$ (360)
Long term borrowings	621	967
Notes payable [member] | CEMEX Finance LLC April 2024 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 640
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2023 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 550
Rate	4.375%
Maturity date	Mar. 05, 2023
Repurchased amount	$ (629)
Long term borrowings		$ 629

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.